SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) (Schedule of Net Proved and Undeveloped Oil Reserves) (Details) (Oil [Member])	12 Months Ended
Dec. 31, 2012 MBbls
Oil [Member]
Reserve Quantities [Line Items]
Beginning Balance
Purchase of properties	267
Revisions of previous estimates
Extension, discoveries, other estimates
Production
Ending Balance	267
Proved developed producing	24
Proved undeveloped	243